Financial Assets/Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2023
Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]
Notes to the consolidated balance sheet
12 –
Financial assets/liabilities at fair value through profit or loss
in € m.	Dec 31, 2023	Dec 31, 2022
Financial assets classified as held for trading:
Trading assets:
Trading securities	115,832	84,012
Other trading assets[1]	9,443	8,855
Total trading assets	125,275	92,867
Positive market values from derivative financial instruments	251,877	299,856
Total financial assets classified as held for trading	377,151	392,722
Non-trading financial assets mandatory at fair value through profit or loss:
Securities purchased under resale agreements	65,937	63,855
Securities borrowed	13,036	17,414
Loans	812	1,037
Other financial assets mandatory at fair value through profit or loss	8,261	7,348
Total Non-trading financial assets mandatory at fair value through profit or loss	88,047	89,654
Financial assets designated at fair value through profit or loss:
Loans	75	168
Other financial assets designated at fair value through profit or loss	0	0
Total financial assets designated at fair value through profit or loss	75	168
Total financial assets at fair value through profit or loss	465,273	482,545

[1] Includes traded loans of € 8.2 billion and € 8.0 billion at December 31, 2023 and 2022 respectively
in € m.	Dec 31, 2023	Dec 31, 2022
Financial liabilities classified as held for trading:
Trading liabilities:
Trading securities	43,114	49,860
Other trading liabilities	890	756
Total trading liabilities	44,005	50,616
Negative market values from derivative financial instruments	238,278	282,418
Total financial liabilities classified as held for trading	282,283	333,035
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	72,377	48,517
Loan commitments	5	12
Long-term debt	10,709	5,250
Other financial liabilities designated at fair value through profit or loss	636	856
Total financial liabilities designated at fair value through profit or loss	83,727	54,634
Investment contract liabilities	484	469
Total financial liabilities at fair value through profit or loss	366,494	388,138

Financial assets & liabilities designated at fair value through profit or loss
The Group has designated various lending relationships at fair value through profit or loss. Lending facilities consist of drawn loan assets and undrawn irrevocable loan commitments. The maximum exposure to credit risk on a drawn loan is its fair value. The Group’s maximum exposure to credit risk on drawn loans was € 75 million and € 168 million as of December 31, 2023, and 2022, respectively. Exposure to credit risk also exists for undrawn irrevocable loan commitments and is predominantly counterparty credit risk.
The credit risk on the securities purchased under resale agreements and securities borrowed designated under the fair value option is mitigated by the holding of collateral. The valuation of these instruments considers the credit enhancement in the form of the collateral received. As such there is no material movement during the year or cumulatively due to movements in counterparty credit risk on these instruments.
Changes in fair value of financial assets attributable to movements in counterparty credit risk
in € m.	Dec 31, 2023	Dec 31, 2022
Notional value of financial assets exposed to credit risk	75	168
Annual change in the fair value reflected in the Statement of Income	1	0
Cumulative change in the fair value	(0)	1
Notional of credit derivatives used to mitigate credit risk	40	90
Annual change in the fair value reflected in the Statement of Income	(0)	0
Cumulative change in the fair value	(1)	0

Changes in fair value of financial liabilities attributable to movements in the Group’s credit risk[1]
in € m.	Dec 31, 2023	Dec 31, 2022
Presented in Other comprehensive Income
Cumulative change in the fair value	19	77
Presented in Statement of income
Annual change in the fair value reflected in the Statement of Income	0	0
Cumulative change in the fair value	0	0

[1] The fair value of a financial liability incorporates the credit risk of that financial liability. Changes in the fair value of financial liabilities issued by consolidated structured entities have been excluded as this is not related to the Group’s credit risk but to that of the legally isolated structured entity, which is dependent on the collateral it holds
Transfers of the cumulative gains or losses within equity during the period
in € m.	Dec 31, 2023	Dec 31, 2022
Cumulative gains or losses within equity during the period	0	0

Amounts realized on derecognition of liabilities designated at fair value through profit or loss
in € m.	Dec 31, 2023	Dec 31, 2022
Amount presented in other comprehensive income realized at derecognition	0	0

The excess of the contractual amount repayable at maturity over the carrying value of financial liabilities[1]
in € m.	Dec 31, 2023	Dec 31, 2022
Including undrawn loan commitments²	1,769	3,308
Excluding undrawn loan commitments	1,104	892

[1] Assuming the liability is extinguished at the earliest contractual maturity that the Group can be required to repay. When the amount payable is not fixed, it is determined by reference to conditions existing at the reporting date
[2] The contractual cash flows at maturity for undrawn loan commitments assume full drawdown of the facility